Financial Instruments and Derivatives - Interest Rate Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%	10.00%
Interest rate risk | Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	1.00%	1.00%
Possible change in risk variable, impact on pre-tax earnings	CAD 17.8		CAD 12.7
Interest rate risk | Interest rate swaps | Forward interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings		$ 1.9	1.5
Possible decrease in risk variable, impact on pre-tax earnings		$ (1.9)	CAD (1.5)